Taxation	12 Months Ended
Dec. 31, 2012
Taxation
Taxation

19. Taxation

  a.     Transition from PRC Business Tax to PRC Value Added Tax

        A Pilot Program for transition from Business Tax to VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the pilot program was expanded from Shanghai to eight other cities and provinces in China, including Beijing and Hefei.

  b.     VAT

        Prior to the pilot program, the Group's subsidiaries and VIEs incorporated in China were subject to Business Tax.

        After the launch of the pilot program, the Group's subsidiaries and VIEs incorporated in China are subject to VAT at an effective rate of 6% for revenues from oversea licensing, software development and relevant technology consulting services. In addition, according to the applicable tax rules and regulations, being a technology development business and technology export enterprise, an entity may enjoy VAT exemption for revenues generated from software development and relevant technology consulting services, and oversea licensing, respectively.

        The Group's sales proceeds to be collected from its online game operation in Japan are subject to consumption tax at a rate of 5%.

  c.     Business tax

        Not affected by the pilot program, for the revenues generated from online game operations, the Group's VIEs incorporated in China are still subject to a 5% Business Tax and related surcharges on revenues from online game operations. Business tax and the related surcharges are recognized when the revenue is earned.

  d.     Income taxes

Cayman Islands and British Virgin Islands

        Under the current laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries in Cayman Islands and British Virgin Islands are not subject to tax on their income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

United States

        PW USA, Runic Games and Cryptic Studios are generally subject to corporate income tax rates ranging from 15% to 35% at the federal level and, in some instances, are also subject to tax at the state level. State tax rates vary by jurisdiction.

Hong Kong

        Under the current Hong Kong Inland Revenue Ordinance, the Group's subsidiaries in Hong Kong are subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by PW Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Malaysia

        PW Malaysia engages in offshore licensing activity. It is subject to a fix amount corporate income tax of MRT20,000 a year. Perfect Play engages in onshore business activities, and is subject to a 25% corporate income tax rate.

Taiwan

        The Group's subsidiary established in Taiwan is subject to 17% corporate income tax rate (taxable income up to TWD120,000 is exempt).

Netherlands

        The fiscal unity PW Universal in Netherlands engages in intra-group licensing and local sales and marketing. The standard corporate income tax rate is 25%. A lower rate of 20% applies to the first EUR200,000 of taxable income.

Japan

        The total corporate income tax burden (i.e. effective tax rate) is 40.7% for C&C Media and CCO in Japan.

PRC

        On March 16, 2007, the National People's Congress of PRC enacted a new corporate income tax law, under which Foreign Investment Enterprises ("FIEs") and domestic companies would be subject to corporate income tax at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which FIEs are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as "software enterprises" and/or "high and new technology enterprises," whether FIEs or domestic companies. The new corporate income tax law became effective on January 1, 2008.

        Under the new corporate income tax law, enterprises that were established before March 16, 2007 and already enjoyed preferential tax treatments will continue to enjoy them (i) in the case of preferential tax rates, for a period of five years from January 1, 2008 to December 31, 2012, or (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term.

        PW Network has been qualified as "high and new technology enterprise" under the new corporate income tax law from 2008 to 2013 and maintained its "software enterprise" status from 2008 to 2012. PW Network elected to enjoy the preferential tax treatment as the "software enterprise." Therefore, PW Network was entitled to the tax exemption in 2008 and a 50% income tax reduction to a rate of 12.5% from 2009 to 2011. PW Network enjoyed a preferential tax rate of 15% in 2012, and will continue to enjoy the same tax rate in 2013 as a "high and new technology enterprise."

        PW Software has been qualified as "high and new technology enterprise" from 2008 to 2013. Therefore, PW Software was entitled to the tax exemption in 2008 and 2009 and a 50% reduction of its applicable corporate income tax rate of 15% from 2010 to 2012. PW Software will enjoy a preferential tax rate of 15% in 2013 as a "high and new technology enterprise."

        Shanghai PW Network has been qualified as "software enterprise" status from 2009 to 2012. Shanghai PW Network achieved cumulative taxable income for the year ended December 31, 2009. Shanghai PW Network was entitled to the tax exemption in 2009 and 2010 and was subject to a 50% income tax reduction to a rate of 12.5% in 2011 and 2012. Shanghai PW Network will continue to enjoy the same tax reduction in 2013, provided that it continues to be qualified as a "software enterprise" during such period.

        PW Digital Software and PW Digital have been qualified as "software enterprise" status from 2010 to 2012. PW Digital Software and PW Digital achieved cumulative taxable income for the year ended December 31, 2010. Therefore, PW Digital Software and PW Digital were entitled to the tax exemption in 2010 and 2011 and were subject to a 50% income tax reduction to a rate of 12.5% in 2012. PW Digital Software and PW Digital will continue to enjoy the same tax reduction from 2013 to 2014, provided that they continue to be qualified as a "software enterprise" during such period.

        Except for PW Network, PW Software, Shanghai PW Network, PW Digital Software and PW Digital, the Group's other major China-based subsidiaries and VIEs are subject to a 25% corporate income tax rate.

Withholding tax on undistributed dividends

        New corporate income tax law imposes a withholding tax for any dividends to be distributed. All the foreign invested enterprises are subject to the withholding tax from January 1, 2008. According to accounting guidance applicable to undistributed earnings, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

        Pursuant to the new corporate income tax law and the Implementing Rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise to its foreign investors will be subject to a 10% withholding tax if the foreign investors are considered as non-resident enterprises. A lower withholding tax rate will be applied if there is a tax treaty arrangement between China and the jurisdiction of the foreign holding companies, such as Hong Kong, which will be taxed at 5%. PW Software, Shanghai PW Software and PW Game Software are invested by immediate foreign holding company in Hong Kong. As a result, dividend declared by the Group's PRC subsidiaries is subjected to the withholding tax at a rate of 5%. In the fourth quarter of 2008, to fund the Company's share repurchase program, PW Software decided to declare dividend for the earnings generated in 2008 to its direct parent, PW Hong Kong. As such, a 5% withholding tax of RMB26.0 million was accrued and recorded as deferred tax liabilities as of December 31, 2008.

        The Group continued to accrue withholding tax of RMB19,744,931 in the first two quarters of 2009. In the third quarter of 2009, the Board of Directors decided that the Group would not distribute any profit out of PW Software upon the expiration of the 2008 share repurchase program and would retain such profit within PRC to reinvest in its PRC operations indefinitely. Therefore, no withholding income tax had been accrued until the third quarter of 2011 that the Board of Directors approved a change in the Group's dividend policy to reflect the Group's intention to distribute part of the earnings of the Group's PRC subsidiaries to PW Hong Kong, from time to time, for eventual dividend payments to the Company's shareholders. As such, a withholding tax of RMB76,380,924 was accrued and recorded as deferred tax liabilities as of December 31, 2011 for all undistributed earnings of the Group's PRC subsidiaries from July 1, 2009 to December 31, 2011. As of December 31, 2012, a withholding tax of RMB19,645,562 was accrued and recorded as deferred tax liabilities for all undistributed earnings of the Group's PRC subsidiaries from January 1, 2012 to December 31, 2012. The Company will continue to accrue and record the withholding income tax for all undistributed earnings earned in the future years under this adjusted dividend policy.

        The license fees and royalties received from the Group's licensees in various jurisdictions outside of the PRC are subject to withholding taxes at rates ranged from 0% to 20%. The Group recognized RMB26,380,188, RMB20,321,733 and RMB9,888,633 as income tax expense related to withholding taxes during the years ended December 31, 2010, 2011 and 2012, respectively.

Components of income taxes

	For the years ended December 31,
	2010		2011		2012
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	23,177,519	38,222,762	8,905,442	68,669,388	21,940,668	95,772,411
Deferred income tax (credit) / expense	(6,335,583)	7,551,446	(12,408,199)	(164,833)	(4,623,738)	(26,504,171)
Foreign withholding tax expense	14,055,414	12,324,774	11,297,575	9,024,158	5,520,677	4,367,956
PRC withholding tax on undistributed earnings	—	—	76,380,924	—	19,645,562	—

Income tax expense	30,897,350	58,098,982	84,175,742	77,528,713	42,483,169	73,636,196

        Reconciliation of the difference between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(17.9)%	(16.0)%	(15.9)%
Effect of tax-exempt entities	0.1%	0.4%	0.3%
Change in valuation allowance	2.5%	1.3%	6.5%
Effect of the overseas withholding taxes	2.9%	1.8%	1.5%
Effect of the PRC withholding tax on undistributed earnings	0%	6.7%	3.0%
Effect of permanent difference	(2.1)%	(0.9)%	(1.0)%
Others	(0.8)%	(4.1)%	(1.9)%

Effective income tax rate	9.7%	14.2%	17.5%

        The following table sets forth the computation of the effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company for the years ended December 31, 2010, 2011 and 2012, respectively:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Effect of tax incentive and holiday	164,043,428	182,757,137	105,263,201
Basic net earnings per ordinary share effect	0.66	0.75	0.44

  e.     Deferred tax assets and deferred tax liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,242,505	802,603
Net operating loss carryforwards	75,807,559	122,629,225
Current reserves and accruals	9,257,387	33,060,825
Depreciation and amortization	4,684,389	1,528,100
R&D Credit	15,626,769	19,609,277
Others	38,689,870	25,555,355

Total deferred tax assets	145,308,479	203,185,385
Less: Valuation allowance	(51,217,697)	(86,793,131)

Total deferred tax assets net off valuation allowance	94,090,782	116,392,254
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	96,017,995	60,112,309
Intangible assets arisen from business combination	39,851,028	33,182,557
Others	10,795,393	7,178,898

Total deferred tax liabilities	146,664,416	100,473,764

Net deferred tax (liabilities) / assets	(52,573,634)	15,918,490

        The net operating loss carryforwards are resulting from operating losses of some subsidiaries and VIEs of the Group that had losses at their individual entity level.

        As of December 31, 2012, the Group's U.S. subsidiaries had federal and state net operating loss carryforwards of approximately RMB149,659,561 and RMB147,092,360, respectively, to offset future taxable income. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2030 and 2031, respectively. Federal and California tax laws impose restrictions on the utilization of net operating loss carryforwards in the event of an ownership change, as defined in Section 382 of the Internal Revenue Code. The Company's ability to utilize its net operating loss carryforwards are subject to limitations under these provisions.

        The Group's U.S. subsidiaries, primary Cryptic Studios acquired in August 2011, had federal and state R&D credit carryforwards of RMB16,832,447 and RMB18,195,724, respectively, to offset future tax liability. The federal R&D credit, if not utilized, will expire beginning 2031.

  Movement of valuation allowance

	For the years ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of the year	34,355,314	51,217,697
Current year addition	19,768,409	45,108,417
Current year reversal	(2,906,026)	(9,532,983)

Balance at end of the year	51,217,697	86,793,131

        Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies.

  f.      Uncertain tax positions

        The following table summarizes the activity related to the Group's uncertain tax benefits from January 1, 2010 to December 31, 2012:

	For the years ended December 31,
	2010	2011	2012
		RMB	RMB
Balance at January 1	—	—	10,517,130
Tax positions related to current year:
Additions	—	1,481,443	798,075
Tax positions related to prior year:
Additions	—	9,297,799	878,919
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	—	(262,112)	(32,602)

Balance at December 31	—	10,517,130	12,161,522

        The Group did not have any unrecognized uncertain tax positions as of December 31, 2010. As of December 31, 2011 and 2012, the Group's US subsidiaries, primary Cryptic Studios, recorded unrecognized tax benefits related to R&D credits. The Group does not anticipate the uncertain tax positions to significantly increase or decrease within twelve months of December 31, 2012.